Spartan®

Massachusetts Municipal
Funds

and

Fidelity ®
Massachusetts Municipal
Money Market Fund

Annual Report

January 31, 2001

(2_fidelity_logos)

(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Massachusetts Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>	The auditors' opinion

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Other third party marks appearing herein are the property of their respective owners.

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Hoping to ward off the possible start of a recession, the Federal Reserve Board implemented two 0.50% interest rate reductions in January 2001. These actions boosted stocks - at least for the first month of the year - as most bellwether U.S. equity indexes posted gains. The rate cuts also reinvigorated high-yield bonds, an asset class that struggled in 2000, but which was one of the strongest performers in early 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan ® Massachusetts Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	13.11%	30.86%	98.30%
LB Massachusetts 3 Plus Year Enhanced	14.43%	n/a*	n/a*
Massachusetts Municipal Debt Funds Average	13.04%	26.15%	92.74%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 54 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan MA Municipal Income	13.11%	5.53%	7.09%
LB Massachusetts 3 Plus Year Enhanced	14.43%	n/a*	n/a*
Massachusetts Municipal Debt Funds Average	13.04%	4.75%	6.78%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on January 31, 1991. As the chart shows, by January 31, 2001, the value of the investment would have grown to $19,830 - a 98.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,199 - a 101.99% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Massachusetts Municipal Income Fund
Performance - continued

Total Return Components

	Years ended January 31,
	2001	2000	1999	1998	1997
Dividend returns	5.49%	4.57%	4.92%	5.47%	5.33%
Capital returns	7.62%	-8.27%	0.84%	4.74%	-2.27%
Total returns	13.11%	-3.70%	5.76%	10.21%	3.06%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.82¢	28.60¢	56.85¢
Annualized dividend rate	4.76%	4.90%	5.00%
30-day annualized yield	4.37%	-	-
30-day annualized tax-equivalent yield	7.23%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.92 over the past one month, $11.58 over the past six months and $11.38 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.58% combined 2001 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Massachusetts Municipal Income Fund

Fund Talk: The Manager's Overview

|

Market Recap

Perceived as the vehicles of choice for the tax advantages they provide, municipal bonds and municipal bond funds offered investors an additional benefit during the past year: strong returns on investment. For the 12-month period ending January 31, 2001, municipal bonds returned 13.28%, according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds. The average municipal bond fund returned approximately 9% during the period, according to Morningstar, Inc., compared to an annual average of about 4.5% for the past five years. In the early stages of the most recent 12-month period, muni bonds struggled due to several interest-rate hikes by the Federal Reserve Board. Subsequently, yields in the neighborhood of 6%, a diminished supply of new issues, attractive prices, strong demand from individual investors and evidence that the Fed's actions were slowing the U.S. economy caused munis to rally throughout the remainder of 2000. That momentum carried through the first month of 2001, when the Fed lowered rates twice by a combined total of 1.00%. Although the taxable bond market had a marginally higher absolute return, as measured by the Lehman Brothers Aggregate Bond Index's 12-month gain of 13.82%, the edge generally went to municipal bonds on a tax-equivalent yield basis.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended January 31, 2001, the fund had a total return of 13.11%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 13.04% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 14.43%.

Q. Why was the municipal market's performance so strong, and what helped the fund beat its peers?

A. Amid optimism about interest rates, municipal bonds staged a strong second half rally, wiping away their rather lackluster performance in the early months of the period. Municipal performance also was helped by growing demand from individual investors, trust accounts and other entities that sought high yields and refuge from the jittery stock market. Although the supply of Massachusetts bonds rose by about 23% in 2000, it was easily absorbed by increased demand. As for the fund's outperformance of its peers, a main contributor was the approach I took in managing the fund's duration, or interest-rate sensitivity.

Annual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Can you explain your approach to duration and how it helped performance?

A. Sure. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the municipal market as a whole as measured by the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index. Given that interest rates and bond yields dropped significantly in the latter half of the period, some peers may have suffered if they were positioned with too little interest-rate sensitivity. Rather than make a bet on interest rates, I positioned the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. What other strategies proved beneficial for performance? Which were disappointing?

A. The fund benefited from trading between bonds with various structural features. For example, bonds with different coupons traded in and out of favor during the period. On some occasions, I found good buys among discount bonds - which pay interest rates below prevailing market rates and trade at prices that are lower than their face value. On other occasions, premium bonds - which pay interest rates above prevailing market rates and trade at prices above their face value - were priced cheaply. For the most part, the exchanges I made between premiums and discounts benefited performance. As for disappointments, they were limited to the fact that trading in the secondary market - meaning existing, rather than new bonds - was limited during the year. That made it extremely challenging for me to reposition the fund quickly in response to changes in the market.

Q. What choices did you make in terms of credit quality and sectors, and why?

A. As of January 31, 2001, about 89% of the fund's investments were in bonds rated A or higher by Moody's Investors Service and Standard & Poor's®. My emphasis on high-quality bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them. In terms of sectors, I placed an emphasis on bonds that offered diversification from economically sensitive general obligation bonds issued by the state, which make up a huge portion of the Massachusetts municipal bond market. For example, about 19% of the fund's net assets were in education bonds at the end of the period and 10.7% were in municipal water and sewer bonds.

Q. What's ahead for the Massachusetts municipal market?

A. Federal Reserve Board Chairman Alan Greenspan continued to assert his bias toward lowering interest rates after the Fed cut rates twice in January, saying that the risks of recession outweigh the risks of inflation. If rates do decline, municipals and other bonds should benefit. As for the Massachusetts market, we're likely to see the supply of municipals grow, although we believe that demand will be strong enough to absorb new supply.

Annual Report

Spartan Massachusetts Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income tax and Massachusetts personal income tax

Fund number: 070

Trading symbol: FDMMX

Start date: November 10, 1983

Size: as of January 31, 2001, more than $1.7 billion

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who are investors that seek to exploit small differences between various fixed-income investments. At some point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Annual Report

Spartan Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.6	22.0
Education	19.0	19.7
Health Care	14.1	17.1
Water & Sewer	10.7	8.6
Special Tax	9.9	2.0
Average Years to Maturity as of January 31, 2001
		6 months ago
Years	17.1	16.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2001
6 months ago
Years	7.1	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of January 31, 2001	As of July 31, 2000
Aaa 42.4%	Aaa 45.9%
Aa, A 46.5%	Aa, A 45.3%
Baa 4.6%	Baa 7.0%
Ba and Below 0.4%	Ba and Below 0.0%
Not Rated 3.4%	Not Rated 1.8%
Short-term Investments 2.7%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Massachusetts Municipal Income Fund

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - 95.8%
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev. (Whitehall Pavilion Proj.) 10.125% 2/15/26 (Fed. Hsg. Administration Insured)	AA-	$ 2,855,000	$ 2,936,253
Boston Economic Dev. & Ind. Corp. (Boston Army Base 1983 Proj.) 6.25% 8/1/03	-	3,530,000	3,565,971
Boston Gen. Oblig.:
Series A:
5.75% 2/1/14	Aa3	4,190,000	4,517,030
5.75% 2/1/15	Aa3	4,190,000	4,488,412
5.75% 2/1/17	Aa3	2,460,000	2,607,477
5.75% 2/1/11	Aa3	3,915,000	4,314,291
Boston Hsg. Dev. Corp. Mtg. Rev. Series A, 5.15% 7/1/08 (MBIA Insured)	Aaa	2,625,000	2,694,589
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	A1	10,100,000	10,378,962
5.75% 11/1/13	A1	1,575,000	1,744,439
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	Aaa	1,250,000	1,246,763
Sr. Series D, 5% 11/1/28 (FGIC Insured)	Aaa	6,500,000	6,209,645
Brockton Gen. Oblig.:
5% 4/1/13 (MBIA Insured)	Aaa	1,165,000	1,199,729
5.1% 4/1/12 (MBIA Insured)	Aaa	1,550,000	1,620,448
Brockton Hsg. Dev. Corp. Multi-family Rev. (Douglas House Proj.) Series 1992 A, 7.375% 9/1/24	AAA	7,765,000	7,974,655
Brookline Gen. Oblig. 5.75% 4/1/15	Aaa	1,045,000	1,128,893
Chelsea Gen. Oblig. 5% 6/15/13 (AMBAC Insured)	Aaa	2,390,000	2,462,608
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	Aa2	11,695,000	12,293,199
6% 6/1/15	Aa2	2,545,000	2,838,235
6% 6/1/16	Aa2	3,015,000	3,342,972
6% 6/1/17	Aa2	3,195,000	3,527,184
6% 6/1/18	Aa2	3,390,000	3,726,254
6% 6/1/19	Aa2	3,590,000	3,931,876
6% 6/1/20	Aa2	3,785,000	4,109,677
Haverhill Gen. Oblig. Series A:
6.4% 9/1/03 (AMBAC Insured)	Aaa	1,600,000	1,657,184
6.5% 9/1/04 (AMBAC Insured)	Aaa	1,595,000	1,652,356
Holyoke Gen. Oblig.:
(Muni. Purp. Ln. Prog.) Series A:
5.5% 6/15/16 (FSA Insured)	Aaa	2,100,000	2,183,307
6% 6/15/05 (FSA Insured)	Aaa	1,350,000	1,469,394
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Holyoke Gen. Oblig.: - continued
(School Ln. Act Proj.) 7.35% 8/1/02 (Pre-Refunded to 8/1/01 @ 102) (d)	Baa1	$ 875,000	$ 904,558
Series B, 6% 6/15/06 (FSA Insured)	Aaa	1,400,000	1,542,730
Ipswich Gen. Oblig.:
5.5% 11/15/18 (FGIC Insured)	Aaa	2,460,000	2,575,300
5.75% 11/15/14 (FGIC Insured)	Aaa	1,100,000	1,199,770
Lowell Gen. Oblig. Series A, 5.5% 1/15/10 (FSA Insured)	Aaa	2,000,000	2,103,800
Lowell Hsg. Dev. Corp. Multi-family Rev. Series A, 7.875% 11/1/24	AAA	5,440,000	5,566,643
Massachusetts Bay Tran Auth.:
Series 2000 A:
5.25% 7/1/30	Aa1	74,730,000	74,687,387
5.75% 7/1/15	Aa1	1,000,000	1,074,630
Series A, 5.75% 7/1/18	Aa1	4,000,000	4,236,200
Massachusetts Bay Tran Auth. Sales Tax 5.5% 7/1/30	Aa3	13,620,000	13,862,572
Massachusetts Bay Trans. Auth.:
Series 1997 D, 5% 3/1/27	Aa2	23,155,000	22,023,878
Series 1998 B, 5% 3/1/28	Aa2	15,000,000	14,234,250
Series A:
5% 3/1/23 (FGIC Insured)	Aaa	6,430,000	6,196,784
5.375% 3/1/19	Aa2	5,000,000	5,095,150
5.5% 3/1/12	Aa2	4,350,000	4,732,365
5.7% 3/1/09	Aa2	5,000,000	5,513,350
5.75% 3/1/26 (FGIC Insured)	Aa2	5,500,000	5,774,835
5.8% 3/1/11	Aa2	7,435,000	8,297,088
5.8% 3/1/12	Aa2	3,000,000	3,338,850
6.25% 3/1/12	Aa2	1,500,000	1,727,835
7% 3/1/07	Aa2	5,000,000	5,795,150
7% 3/1/08	Aa2	1,000,000	1,172,510
7% 3/1/21	Aa2	1,500,000	1,846,350
Series B:
5.375% 3/1/25 (AMBAC Insured)	Aaa	13,060,000	13,201,440
5.5% 3/1/21	Aa3	4,835,000	4,869,522
6% 3/1/12	Aa3	7,180,000	7,522,917
6.2% 3/1/16	Aa2	27,500,000	31,586,775
Series C:
5% 3/1/24	Aa2	10,900,000	10,439,475
5.5% 3/1/08	Aa2	1,000,000	1,084,550
5.5% 3/1/13 (FGIC Insured)	Aaa	3,000,000	3,261,540
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Series D, 5% 3/1/22	Aa2	$ 5,750,000	$ 5,582,043
Massachusetts College Bldg. Auth. Proj. Rev. Series A, 7.5% 5/1/05	Aa2	3,000,000	3,424,290
Massachusetts Dev. Fin. Agcy. Rev.:
(Clark Univ. Issue Proj.) 5% 7/1/28	A2	2,000,000	1,840,780
(Eastern Nazarene College Proj.):
5.625% 4/1/19	BBB-	1,800,000	1,731,258
5.625% 4/1/29	BBB-	2,000,000	1,855,080
(Higher Ed.-Smith College Issue Proj.) 5.75% 7/1/29	Aa1	7,500,000	7,849,200
(Regis College Proj.):
5.25% 10/1/18	BBB-	2,240,000	2,064,787
5.5% 10/1/28	BBB-	5,660,000	5,103,905
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (c)	Aaa	4,055,000	4,275,511
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev.:
Issue G, 4.4% 12/1/04 (MBIA Insured) (c)	Aaa	2,950,000	2,954,986
Series A:
Issue E:
4.3% 7/1/06 (AMBAC Insured) (c)	AAA	4,000,000	3,923,880
4.4% 7/1/07 (AMBAC Insured) (c)	AAA	6,275,000	6,153,767
4.55% 7/1/09 (AMBAC Insured) (c)	AAA	2,000,000	1,981,140
4.65% 7/1/10 (AMBAC Insured) (c)	AAA	4,745,000	4,704,383
4.75% 7/1/11 (AMBAC Insured) (c)	AAA	4,000,000	3,980,080
4.8% 7/1/12 (AMBAC Insured) (c)	AAA	2,110,000	2,099,134
4.95% 7/1/14 (AMBAC Insured) (c)	AAA	4,000,000	3,970,440
5% 7/1/15 (AMBAC Insured) (c)	AAA	1,880,000	1,865,674
Issue G, 5% 12/1/11 (MBIA Insured) (c)	Aaa	3,815,000	3,862,268
Series A Issue G, 5.45% 12/1/06 (MBIA Insured) (c)	AAA	6,945,000	7,161,198
Series C Issue G, 4.9% 12/1/11 (AMBAC Insured) (c)	AAA	4,815,000	4,843,842
Massachusetts Fed. Hwy.:
Series 1998 B, 5.125% 6/15/15 (MBIA Insured)	Aaa	5,570,000	5,684,074
Series 2000 A, 5.75% 12/15/11	Aa3	9,510,000	10,547,921
Series A:
5.25% 6/15/09	Aa3	2,090,000	2,240,668
5.25% 6/15/12	Aa3	5,000,000	5,274,700
5.5% 12/15/09	Aa3	10,185,000	11,135,057
5.5% 6/15/14	Aa3	3,275,000	3,472,843
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series B:
5.125% 12/15/11	Aa3	$ 9,030,000	$ 9,487,550
5.125% 12/15/12	Aa3	5,480,000	5,712,736
5.75% 6/15/11	Aa3	10,660,000	11,823,432
5.75% 6/15/12	Aa3	5,000,000	5,511,950
5.75% 6/15/13	Aa3	5,000,000	5,490,950
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series 1998 C, 5.25% 8/1/13	Aa2	7,200,000	7,512,552
Series 2000 C:
5.5% 10/1/22	Aa2	1,700,000	1,746,478
5.75% 10/1/11	Aa2	2,500,000	2,768,200
5.75% 10/1/12	Aa2	10,000,000	10,932,400
Series A, 7.5% 6/1/04	Aa2	4,830,000	5,246,974
Series B:
0% 6/1/02 (FGIC Insured)	Aaa	1,105,000	1,052,579
0% 7/1/02	Aa2	10,750,000	10,208,630
5% 4/1/15 (MBIA Insured)	Aaa	15,000,000	15,178,200
5.75% 6/1/20	Aa2	10,045,000	10,556,994
6% 6/1/14	Aa2	5,000,000	5,527,200
6% 6/1/15	Aa2	7,500,000	8,248,950
Series D, 5.25% 11/1/12	Aa2	4,500,000	4,690,980
Series 1998 C, 5.25% 8/1/14	Aa2	7,750,000	8,066,433
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series G:
5% 11/1/23	Aaa	5,720,000	5,538,619
5% 11/1/28	Aaa	8,960,000	8,559,757
(Anna Jaques Hosp. Proj.) Series B, 6.875% 10/1/12	Baa1	3,250,000	3,311,913
(Baystate Med. Ctr. Proj.):
Series D, 5.5% 7/1/16 (FGIC Insured)	Aaa	6,400,000	6,532,032
Series E:
6% 7/1/04 (FSA Insured)	Aaa	1,290,000	1,378,533
6% 7/1/05 (FSA Insured)	Aaa	1,385,000	1,499,900
6% 7/1/06 (FSA Insured)	Aaa	1,425,000	1,560,475
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	14,475,000	14,934,871
(Boston College Issue Proj.) Series L:
4.75% 6/1/31	Aa3	22,195,000	20,271,581
5% 6/1/26	Aa3	6,250,000	5,990,438
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Boston College Proj.) Series K, 5.375% 6/1/14	Aa3	$ 8,945,000	$ 9,581,079
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	Aaa	2,780,000	2,896,843
5.25% 10/1/16 (MBIA Insured)	Aaa	1,400,000	1,435,490
(Brandeis Univ. Proj.) Series 1998 I, 4.75% 10/1/28 (MBIA Insured)	Aaa	3,250,000	2,974,628
(Cape Cod Health Sys. Proj.) Series A, 5.25% 11/15/13 (AMBAC Insured)	AAA	3,500,000	3,567,865
(Caritas Christi Oblig. Group Proj.) Series A:
5.25% 7/1/01	Baa2	2,000,000	2,006,760
5.25% 7/1/02	Baa2	2,000,000	1,994,280
5.25% 7/1/03	Baa2	2,000,000	1,956,520
(Dana Farber Cancer Proj.) Series G1:
5.5% 12/1/27	A1	18,600,000	17,531,988
6.25% 12/1/14	A1	3,000,000	3,127,440
(Emerson Hosp. Proj.) Series D, 5.7% 8/15/12 (FSA Insured)	Aaa	9,475,000	9,950,550
(Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08 (American Cap. Access Corp. Insured)	A	2,000,000	2,004,700
5.25% 7/1/09 (American Cap. Access Corp. Insured)	A	2,540,000	2,531,567
5.25% 7/1/10 (American Cap. Access Corp. Insured)	A	2,000,000	1,978,400
5.25% 7/1/11 (American Cap. Access Corp. Insured)	A	3,025,000	2,968,765
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	6,300,000	6,333,894
(Falmouth Hosp. Proj.) Series C, 5.5% 7/1/08 (MBIA Insured)	Aaa	1,000,000	1,047,270
(Faulkner Hosp. Proj.) Series C:
6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (d)	Baa1	9,745,000	10,446,055
6% 7/1/23 (Pre-Refunded to 7/1/03 @ 102) (d)	Baa1	6,010,000	6,442,359
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	16,825,000	18,251,424
(Harvard Univ. Proj.) Series P:
5.6% 11/1/14	Aaa	1,000,000	1,055,460
5.625% 11/1/28	Aaa	1,500,000	1,544,160
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Lahey Clinic Med. Ctr. Proj.) Series B, 5.25% 7/1/10 (MBIA Insured)	Aaa	$ 14,120,000	$ 14,560,544
(Lowell Gen. Hosp. Proj.) Series A, 8.4% 6/1/11 (Pre-Refunded to 6/1/01 @ 102) (d)	A3	2,565,000	2,656,647
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	4,750,000	5,492,900
(Med. Academic & Scientific Proj.) Series A:
6.25% 1/1/05	BB+	1,160,000	1,158,724
6.625% 1/1/15	BB+	5,150,000	4,975,621
(Morton Hosp. & Med. Ctr. Proj.) Series B, 5.25% 7/1/08 (AMBAC Insured)	AAA	2,800,000	2,915,864
(Mount Auburn Hosp. Proj.) Series B1:
6.25% 8/15/14 (MBIA Insured)	Aaa	1,250,000	1,337,313
6.3% 8/15/24 (MBIA Insured)	Aaa	5,000,000	5,300,100
(New England Med. Ctr. Hosp. Proj.):
Series F, 6.625% 7/1/25 (FGIC Insured)	Aaa	4,850,000	5,062,770
Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	1,000,000	995,400
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	Aaa	4,070,000	4,471,994
6.125% 7/1/15 (MBIA Insured)	Aaa	4,500,000	4,919,985
(Northwestern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	Aaa	12,000,000	11,464,800
(Notre Dame Health Care Ctr. Proj.) Series A:
7.25% 10/1/01	-	135,000	135,941
7.875% 10/1/22	-	5,000,000	5,143,550
(Partners Health Care Sys. Proj.):
Series A:
5.25% 7/1/04 (FSA Insured)	Aaa	2,000,000	2,085,260
5.375% 7/1/24 (MBIA Insured)	Aaa	7,600,000	7,525,140
5.5% 7/1/05 (FSA Insured)	Aaa	2,000,000	2,121,640
Series B:
3.85% 7/1/02	A1	1,000,000	993,460
3.95% 7/1/03	A1	1,000,000	983,400
(South Shore Hosp. Proj.):
Series 1999 F, 5.5% 7/1/12	A2	2,165,000	2,159,458
Series F:
4.75% 7/1/05	A2	1,275,000	1,257,303
5% 7/1/07	A2	1,915,000	1,899,776
5.125% 7/1/08	A2	2,000,000	1,977,300
5.25% 7/1/09	A2	2,120,000	2,104,630
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series F:
5.625% 7/1/19	A2	$ 1,000,000	$ 972,280
5.75% 7/1/29	A2	3,600,000	3,454,524
(UMass Memorial Issue Proj.) Series A, 5% 7/1/18 (AMBAC Insured)	Aaa	3,000,000	2,944,800
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	Aaa	10,000,000	10,651,700
(Wellesley College Proj.) Series F, 5.125% 7/1/39	Aa1	11,800,000	11,504,056
(Wheaton College Proj.) Series C:
5.125% 7/1/09	A2	1,130,000	1,164,284
5.25% 7/1/14	A2	2,655,000	2,707,861
5.25% 7/1/19	A2	2,000,000	2,003,000
(Williams College Issue Proj.):
Series F, 5.75% 7/1/19	Aaa	3,000,000	3,155,070
Series G, 5.5% 7/1/14	Aaa	3,665,000	3,902,492
5.95% 8/15/18 (FGIC Insured)	Aaa	7,900,000	8,195,776
6.55% 6/23/22 (AMBAC Insured)	Aaa	20,000,000	21,978,400
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 29, 6.75% 6/1/26 (c)	Aa	2,410,000	2,518,908
Series 40:
6.6% 12/1/24 (c)	Aa	19,035,000	19,890,814
6.65% 12/1/27 (c)	Aa	6,805,000	7,125,107
Series 53, 5.2% 12/1/21 (MBIA Insured) (c)	Aaa	905,000	937,698
Series A, 6% 12/1/13 (MBIA Insured)	Aaa	5,525,000	5,826,997
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A:
4.7% 12/1/03	BBB	3,000,000	2,967,060
4.8% 12/1/04	BBB	3,570,000	3,506,311
Massachusetts Ind. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5.6% 10/1/06 (MBIA Insured)	Aaa	515,000	558,378
(Groton School Proj.) Series A, 5% 3/1/28	Aa2	5,690,000	5,430,877
(Lesley College Proj.) Series A, 6.3% 7/1/15 (AMBAC Insured)	AAA	2,525,000	2,727,202
(Massachusetts Biomedical Research Corp. Proj.):
Series A1, 0% 8/1/02	A+	3,650,000	3,450,564
Series A2:
0% 8/1/03	A+	1,000,000	905,690
0% 8/1/05	A+	24,600,000	20,391,186
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev.: - continued
(Massachusetts Biomedical Research Corp. Proj.): - continued
Series A2:
0% 8/1/07	A+	$ 25,000,000	$ 18,865,748
0% 8/1/08	A+	15,000,000	10,745,700
(Milton Academy Proj.) Series B, 5.25% 9/1/19 (MBIA Insured)	Aaa	2,500,000	2,515,950
(Tufts Univ. Proj.) Series H, 4.75% 2/15/28 (MBIA Insured)	Aaa	10,000,000	9,161,700
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	Aa1	14,600,000	14,186,820
(Worcester Polytechnic Institute Proj.):
5.75% 9/1/05 (MBIA Insured)	Aaa	1,340,000	1,447,012
5.75% 9/1/06 (MBIA Insured)	Aaa	1,115,000	1,215,986
5.75% 9/1/07 (MBIA Insured)	Aaa	1,000,000	1,099,590
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	A1	9,900,000	10,003,356
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series A:
5.1% 7/1/08 (AMBAC Insured)	Aaa	1,000,000	1,062,680
6% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,201,600
6.75% 7/1/08	Baa2	3,000,000	3,153,450
Series B:
4.75% 7/1/11 (MBIA Insured)	Aaa	2,000,000	2,002,140
6.5% 7/1/02 (MBIA Insured)	Aaa	2,000,000	2,082,920
6.625% 7/1/04	Baa2	7,925,000	8,347,165
6.75% 7/1/08	Baa2	7,000,000	7,343,350
6.75% 7/1/17	Baa2	9,050,000	9,376,796
Series C:
6.6% 7/1/05	Baa2	2,075,000	2,179,871
6.625% 7/1/18 (MBIA Insured)	Aaa	10,000,000	10,473,600
Series D:
6% 7/1/06	Baa2	1,000,000	1,041,180
6% 7/1/11 (MBIA Insured)	Aaa	2,000,000	2,086,000
Series E:
6% 7/1/06	Baa2	1,640,000	1,707,535
6% 7/1/11 (MBIA Insured)	Aaa	3,000,000	3,129,000
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	Aaa	2,030,000	2,165,401
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series A:
5% 7/1/13	Aa3	$ 5,000,000	$ 5,060,550
5% 7/1/23	Aa3	8,750,000	8,452,413
5.5% 7/1/09	Aa3	3,160,000	3,310,100
5.5% 7/1/17	Aa3	2,105,000	2,194,631
Series B:
5.5% 7/1/10 (FSA Insured) (c)	Aaa	11,470,000	12,388,059
5.5% 7/1/11 (FSA Insured) (c)	Aaa	5,500,000	5,896,110
5.5% 7/1/12 (FSA Insured) (c)	Aaa	4,000,000	4,273,600
5.5% 7/1/14 (FSA Insured) (c)	Aaa	5,335,000	5,623,463
Series C, 5.75% 7/1/29	Aa3	5,000,000	5,223,950
5.625% 7/1/12 (Escrowed to Maturity) (d)	Aaa	1,755,000	1,892,925
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/37 (MBIA Insured)	Aaa	58,555,000	55,134,802
5% 1/1/39 (AMBAC Insured)	Aaa	8,000,000	7,549,360
5.125% 1/1/23 (MBIA Insured)	Aaa	6,500,000	6,411,535
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	37,835,000	39,348,400
Massachusetts Wtr. Poll. Abatement Trust Rev.:
(Pooled Ln. Prog.):
Series 3:
5.4% 2/1/10	Aaa	1,700,000	1,812,574
5.5% 2/1/13	Aaa	6,715,000	7,099,837
Series 4:
5.125% 8/1/11	Aaa	2,245,000	2,359,697
5.125% 8/1/14	Aaa	1,205,000	1,243,259
Series 2000 6:
5.5% 8/1/12	-	3,910,000	4,255,331
5.5% 8/1/30	-	16,000,000	16,390,240
5.625% 8/1/14	-	4,405,000	4,793,389
5.625% 8/1/16	-	6,235,000	6,689,781
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	Aa1	50,000	50,217
5% 8/1/15 (Escrowed to Maturity) (d)	Aa1	950,000	967,243
5.25% 8/1/12	Aa1	565,000	596,504
5.25% 8/1/13	Aa1	330,000	345,606
5.375% 8/1/16	Aa1	125,000	129,306
5.45% 2/1/13	Aa1	140,000	144,393
5.45% 2/1/13 (Escrowed to Maturity) (d)	Aa1	1,960,000	2,136,831
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Rev.:
Series A:
5.75% 8/1/30 (FGIC Insured)	Aaa	$ 20,000,000	$ 21,144,600
5.75% 8/1/39 (FGIC Insured)	Aaa	20,250,000	21,252,578
6.5% 7/15/19	Aa3	16,960,000	20,116,595
Series B:
5% 3/1/22	Aa3	13,000,000	12,588,030
5.5% 8/1/15 (FSA Insured)	Aaa	1,500,000	1,618,260
5.5% 8/1/16 (FSA Insured)	Aaa	1,425,000	1,536,207
5.875% 11/1/04	Aa3	1,975,000	2,084,316
6% 11/1/08	Aa3	4,500,000	4,724,865
6.25% 11/1/10	Aa3	4,930,000	5,184,832
Series C, 4.75% 12/1/23	Aa3	13,000,000	12,042,550
Series D, 5.5% 8/1/11 (MBIA Insured)	Aaa	12,880,000	14,055,300
Mendon Upton Reg'l. School District 5.25% 6/1/11 (FGIC Insured)	Aaa	1,435,000	1,523,511
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	Aaa	1,500,000	1,510,695
Nantucket Gen. Oblig. 5% 7/15/17 (MBIA Insured)	Aaa	5,000,000	5,014,100
New England Ed. Ln. Marketing Corp. Massachusetts (Student Ln. Prog.) Series A, 5.7% 7/1/05 (c)	Aa2	15,555,000	16,380,971
New England Ed. Ln. Marketing Corp. Massachusetts Student Ln. Rev.:
Issue A, 5.8% 3/1/02	Aaa	33,800,000	34,527,714
Sub Issue C, 6.75% 9/1/02 (c)	-	1,250,000	1,291,413
North Attleborough Gen. Oblig. 5.25% 11/1/13 (AMBAC Insured)	Aaa	1,000,000	1,029,080
Pentucket Reg'l. School District:
5.1% 2/15/13 (MBIA Insured)	Aaa	575,000	588,346
5.1% 2/15/14 (MBIA Insured)	Aaa	525,000	534,818
Randolph Gen. Oblig. 5.5% 4/1/20 (FGIC Insured)	Aaa	1,600,000	1,660,112
Route 3 North Trans. Improvements Asscociation Lease Rev.:
5.25% 6/15/24 (MBIA Insured)	Aaa	9,000,000	9,021,150
5.375% 6/15/29 (MBIA Insured)	Aaa	3,000,000	3,034,560
5.75% 6/15/11 (MBIA Insured)	Aaa	4,065,000	4,480,321
5.75% 6/15/12 (MBIA Insured)	Aaa	1,000,000	1,102,170
5.75% 6/15/14 (MBIA Insured)	Aaa	2,500,000	2,721,350
5.75% 6/15/15 (MBIA Insured)	Aaa	4,105,000	4,435,945
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Massachusetts - continued
Sandwich Gen. Oblig.:
5.375% 8/15/18 (MBIA Insured)	Aaa	$ 1,050,000	$ 1,087,517
5.375% 8/15/19 (MBIA Insured)	Aaa	1,050,000	1,082,855
5.375% 8/15/20 (MBIA Insured)	Aaa	1,025,000	1,053,444
South Essex Swr. District Series A, 5.25% 6/15/24 (MBIA Insured)	Aaa	2,810,000	2,811,405
Southern Berkshire Reg'l. School District 7% 4/15/11 (MBIA Insured)	Aaa	4,000,000	4,242,280
Sudbury Gen. Oblig. Series 2000 A, 5.125% 6/1/19	Aa1	1,000,000	1,007,860
Tantasqua Reg'l. School District 5.75% 8/15/11 (FSA Insured)	Aaa	2,530,000	2,819,559
Taunton Ind. Dev. Fin. Auth. Ind. Dev. Rev. (Pepsi Cola Metro. Bottle Proj.) 5.65% 8/1/12	A1	2,400,000	2,461,896
Univ. of Massachusetts Bldg. Auth. Proj. Rev. Series B:
5.5% 11/1/10 (AMBAC Insured)	Aaa	1,415,000	1,551,802
5.5% 11/1/11 (AMBAC Insured)	Aaa	1,175,000	1,275,897
5.5% 11/1/12 (AMBAC Insured)	Aaa	2,465,000	2,670,581
5.5% 11/1/13 (AMBAC Insured)	Aaa	1,615,000	1,740,405
5.5% 11/1/14 (AMBAC Insured)	Aaa	1,500,000	1,604,235
5.5% 11/1/15 (AMBAC Insured)	Aaa	1,200,000	1,273,704
5.5% 11/1/16 (AMBAC Insured)	Aaa	1,250,000	1,316,763
5.5% 11/1/17 (AMBAC Insured)	Aaa	1,250,000	1,310,813
5.5% 11/1/18 (AMBAC Insured)	Aaa	1,400,000	1,461,474
Univ. of Massachusetts Bldg. Rev. Series 2000 A:
5% 11/1/15	AA-	1,595,000	1,607,585
5.125% 11/1/16	AA-	2,025,000	2,055,699
Westfield Gen. Oblig. (Muni. Purp. Ln. Prog.) 5% 9/1/13 (FSA Insured)	Aaa	750,000	761,903
Winchendon School Proj. Ln. 6.05% 3/15/12 (AMBAC Insured)	Aaa	1,275,000	1,343,876
Woods Hole Martha's Vineyard & Nantucket Steamship Series A, 5.125% 3/1/11	Aa2	1,100,000	1,131,471
5.5% 4/1/11 (FSA Insured)	Aaa	1,350,000	1,474,619
5.75% 4/1/12 (FSA Insured)	Aaa	2,935,000	3,260,873
			1,633,393,836
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - 0.3%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) 3% 7/1/06 (MBIA Insured)	Aaa	$ 5,500,000	$ 5,300,735
TOTAL MUNICIPAL BONDS (Cost $1,563,658,712)			1,638,694,571
Municipal Notes - 2.7%

Massachusetts - 2.7%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 A, 4.25% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	10,100,000	10,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Cap. Asset Prog.):
Series C, 4.15% (MBIA Insured), VRDN (b)	3,400,000	3,400,000
Series D, 4.2% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	9,800,000	9,800,000
Series E, 4.15%, LOC Bank One NA, Chicago, VRDN (b)	1,100,000	1,100,000
(Harvard Univ. Proj.) Issue I, 4.38%, VRDN (b)	20,500,000	20,500,000
TOTAL MUNICIPAL NOTES (Cost $44,900,000)		44,900,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,608,558,712)	1,683,594,571
NET OTHER ASSETS - 1.2%	21,066,432
NET ASSETS - 100%	$ 1,704,661,003
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	81.0%	AAA, AA, A	81.9%
Baa	3.6%	BBB	3.3%
Ba	0.0%	BB	0.4%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.4%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.6%
Education	19.0
Health Care	14.1
Water & Sewer	10.7
Special Tax	9.9
Transportation	9.2
Others (individually less than 5%)	12.3
Net Other Assets	1.2
100.0%
Income Tax Information

At January 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,608,558,712. Net unrealized appreciation aggregated $75,035,859, of which $79,921,210 related to appreciated investment securities and $4,885,351 related to depreciated investment securities.

At January 31, 2001, the fund had a capital loss carryforward of approximately $2,148,000 all of which will expire on January 31, 2009.

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 9.13% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value (cost $1,608,558,712) - See accompanying schedule		$ 1,683,594,571
Cash		15,900,488
Receivable for investments sold		1,312,891
Receivable for fund shares sold		9,465,107
Interest receivables		19,061,270
Other receivable		245,852
Total assets		1,729,580,179
Liabilities
Payable for investments purchased	$ 18,618,871
Payable for fund shares redeemed	3,816,318
Distributions payable	1,730,765
Accrued management fee	523,028
Other payables and accrued expenses	230,194
Total liabilities		24,919,176
Net Assets		$ 1,704,661,003
Net Assets consist of:
Paid in capital		$ 1,636,162,745
Undistributed net investment income		31,598
Accumulated undistributed net realized gain (loss) on investments		(6,569,199)
Net unrealized appreciation (depreciation) on investments		75,035,859
Net Assets, for 143,672,247 shares outstanding		$ 1,704,661,003
Net Asset Value, offering price and redemption price per share ($1,704,661,003 ÷ 143,672,247 shares)		$11.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 75,013,549
Expenses
Management fee	$ 5,164,927
Transfer agent fees	1,017,355
Accounting fees and expenses	326,909
Non-interested trustees' compensation	5,163
Custodian fees and expenses	27,797
Registration fees	106,094
Audit	32,194
Legal	18,137
Miscellaneous	15,996
Total expenses before reductions	6,714,572
Expense reductions	(965,638)	5,748,934
Net investment income		69,264,615
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	36,785
Futures contracts	61,955	98,740
Change in net unrealized appreciation (depreciation) on investment securities		103,299,548
Net gain (loss)		103,398,288
Net increase (decrease) in net assets resulting from operations		$ 172,662,903
Other information
Expense reductions: Custodian credits		$ 26,665
Transfer agent credits		774,743
Accounting credits		164,230
		$ 965,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 69,264,615	$ 66,743,817
Net realized gain (loss)	98,740	2,731,736
Change in net unrealized appreciation (depreciation)	103,299,548	(121,641,113)
Net increase (decrease) in net assets resulting from operations	172,662,903	(52,165,560)
Distributions to shareholders From net investment income	(68,696,386)	(65,874,659)
From net realized gain	-	(2,917,419)
Total distributions	(68,696,386)	(68,792,078)
Share transactions Net proceeds from sales of shares	677,093,666	428,856,656
Reinvestment of distributions	49,559,273	50,405,206
Cost of shares redeemed	(376,407,810)	(502,589,047)
Net increase (decrease) in net assets resulting from share transactions	350,245,129	(23,327,185)
Total increase (decrease) in net assets	454,211,646	(144,284,823)
Net Assets
Beginning of period	1,250,449,357	1,394,734,180
End of period (including under (over) distribution of net investment income of $31,598 and $(667,664), respectively)	$ 1,704,661,003	$ 1,250,449,357
Other Information Shares
Sold	58,984,366	37,090,556
Issued in reinvestment of distributions	4,338,897	4,390,234
Redeemed	(33,170,743)	(43,811,523)
Net increase (decrease)	30,152,520	(2,330,733)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.020	$ 12.040	$ 11.970	$ 11.430	$ 11.700
Income from Investment Operations Net investment income	.573 B	.565 B	.571	.593	.605
Net realized and unrealized gain (loss)	.836	(1.000)	.100	.542	(.266)
Total from investment operations	1.409	(.435)	.671	1.135	.339
Less Distributions
From net investment income	(.569)	(.560)	(.571)	(.593)	(.605)
From net realized gain	-	(.025)	(.030)	(.002)	(.004)
Total distributions	(.569)	(.585)	(.601)	(.595)	(.609)
Net asset value, end of period	$ 11.860	$ 11.020	$ 12.040	$ 11.970	$ 11.430
Total Return A	13.11%	(3.70)%	5.76%	10.21%	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,704,661	$ 1,250,449	$ 1,394,734	$ 1,232,151	$ 1,127,851
Ratio of expenses to average net assets	.49%	.49%	.51%	.53%	.56%
Ratio of expenses to average net assets after expense reductions	.42% C	.48% C	.51%	.53%	.56%
Ratio of net investment income to average net assets	5.04%	4.91%	4.80%	5.10%	5.29%
Portfolio turnover rate	24%	22%	12%	21%	44%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan MA Municipal Money Market	3.61%	16.64%	34.05%
Massachusetts Tax-Free Retail Money Market Funds Average	3.41%	15.73%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan MA Municipal Money Market	3.61%	3.13%	3.00%
Massachusetts Tax-Free Retail Money Market Funds Average	3.41%	2.96%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	1/29/01	10/30/00	7/31/00	5/1/00	1/31/00

Spartan Massachusetts Municipal Money Market Fund	3.48%	3.73%	3.63%	4.00%	2.85%

Massachusetts Tax-Free Retail Money Market Funds Average	3.31%	3.59%	3.47%	3.49%	2.61%

Spartan Massachusetts Municipal Money Market Fund - Tax-equivalent	5.74%	6.17%	6.03%	6.64%	4.72%

Portion of fund's income subject to state taxes	6.16%	15.60%	7.70%	3.66%	4.15%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2001 federal and state income tax rate of 39.58%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

|

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2001?

A. The markets experienced a dramatic transition. During the first half of the fund's fiscal year, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. To subdue inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in order to slow growth to more sustainable levels. From mid 1999 through May 2000, the Fed steadily hiked the fed funds target rate - the rate banks charge each other for overnight loans - bringing it from 4.75% to 6.50%. Then, the tides turned. Starting mid-2000, data emerged showing that the Fed's moves were indeed slowing economic growth. At the same time, inflation generally remained under control in spite of rising energy prices.

Q. How did the market react to this shift in economic trends?

A. When the Fed chose to keep rates unchanged at each of its successive meetings in the summer of 2000, market participants began to believe that the Fed would not only remain on hold through the end of 2000, but that it might even implement a rate cut move. That view was backed by a significant slowdown in economic growth in the third quarter accompanied by a decline in industrial production. Corporate spending diminished within a climate of a struggling stock market and high energy prices. In order to reduce the possibility of a recession, the Fed implemented an immediate half-percentage point cut in the fed funds rate just after the turn of the year 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow with another half-percentage point cut at its meeting in late January.

Q. What was your strategy with the fund?

A. During the first half of the fund's fiscal year, interest rates were on the rise. Fund purchases were focused on short-term money market securities, a strategy that enabled us to capture increasing yields as they emerged. During the second half of the year, more municipalities came to market with new issuance of longer-term paper with maturities of six or 12 months. Ordinarily, added supply helps create a number of new opportunities, because sellers are forced to increase yields - and drop prices - to attract buyers. Further, assets typically leave money market funds at the end of the year as funds are withdrawn by individuals and institutions for tax payments or other reasons, a factor that usually leads to a rise in money market yields. This year, however, money market interest rates declined in December and through January. The reason? Many investors exited the falling stock market and parked their assets temporarily in short-term investments. This downward trend particularly influenced yields on very short-term variable-rate demand notes (VRDNs), whose yields are reset at regular intervals, usually daily or weekly. For my part, I sought to take advantage of attractively priced longer-term securities in order to lock in higher long-term rates as yields declined. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were so low that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if I had purchased exclusively Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account. The fund may also invest out of state if there is a limited supply of Massachusetts obligations.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2001, was 3.80%, compared to 2.85% 12 months ago. The more recent seven-day yield was the equivalent of a 6.28% taxable rate of return for Massachusetts investors in the 39.58% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2001, the fund's 12-month total return was 3.61%, compared to 3.41% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The Fed acted very aggressively in January to avoid the possibility of a "hard landing" - when economic growth slows abruptly and the economy plunges into recession. Market prices currently reflect a continued aggressive Fed rate-cutting posture through the rest of the year. The question remains as to whether or not the Fed will be able to revive the economy through these actions. As always, the answers will steadily emerge in the form of the latest economic data. I expect my approach to be a cautious one, given the uncertainty of cash flows between the money markets and equities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 426

Trading symbol: FMSXX

Start date: March 4, 1991

Size: as of January 31, 2001, more than $883 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/01	% of fund's investments 7/31/00	% of fund's investments 1/31/00
0 - 30	73.0	71.2	65.0
31 - 90	10.4	14.4	17.5
91 - 180	5.9	4.6	5.8
181 - 397	10.7	9.8	11.7
Weighted Average Maturity
	1/31/01	7/31/00	1/31/00
Spartan Massachusetts Municipal Money Market Fund	49 Days	42 Days	54 Days
Massachusetts Tax-Free Money Market Funds Average *	47 Days	41 Days	50 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Variable Rate Demand Notes (VRDNs) 55.5%	Variable Rate Demand Notes (VRDNs) 56.6%
Commercial Paper (including CP Mode) 15.1%	Commercial Paper (including CP Mode) 12.1%
Tender Bonds 1.8%	Tender Bonds 0.0%
Municipal Notes 19.4%	Municipal Notes 20.6%
Municipal Money Market Funds 4.5%	Municipal Money Market Funds 7.2%
Other Investments 2.8%	Other Investments 2.7%
Net Other Assets 0.9%	Net Other Assets 0.8%

*Source: iMoneyNet, Inc.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value (Note 1)
Massachusetts - 94.6%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series 2000 14, 4.03% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	$ 6,535,000	$ 6,535,000
Acton & Boxborough Reg'l. School District BAN 4.5% 12/14/01	4,693,000	4,701,532
Billerica Gen. Oblig. BAN 5% 7/13/01	3,100,000	3,108,306
Boston Gen. Oblig. Bonds Series A, 5% 2/1/01	2,800,000	2,800,000
Boston Ind. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 4.55%, LOC Fleet Bank NA, VRDN (b)(e)	600,000	600,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN Series SG 75, 4.42% (Liquidity Facility Societe Generale) (b)(g)	5,100,000	5,100,000
Bourne Gen. Oblig. BAN 4.65% 6/26/01	4,672,000	4,679,377
Bridgewater Gen. Oblig. BAN 4% 1/18/02	6,500,000	6,518,678
Brockton Area Transit Auth. BAN 5% 8/3/01	2,000,000	2,003,449
Chelmsford Gen. Oblig. BAN 5% 3/1/01	2,150,000	2,150,639
East Longmeadow Gen. Oblig. BAN 4.5% 2/1/01	3,100,000	3,100,000
Foxborough Gen. Oblig. BAN:
4.6% 6/20/01	3,800,000	3,804,527
4.7% 6/20/01	2,600,000	2,603,934
Harvard Univ. Participating VRDN Series 962101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	5,975,000	5,975,000
Hingham Gen. Oblig. BAN 4.6% 9/26/01	3,500,000	3,506,563
Lancaster Gen. Oblig. BAN 4.75% 8/30/01	2,400,000	2,405,706
Lawrence Gen. Oblig. Bonds 4% 2/1/02 (AMBAC Insured) (a)	4,015,000	4,040,857
Lexington Gen. Oblig. BAN 4.5% 2/15/01	6,350,000	6,350,979
Littleton Gen. Oblig. BAN 5% 5/4/01	3,555,000	3,559,969
Ludlow Gen. Oblig. BAN:
4.5% 2/14/01	2,800,000	2,800,334
5% 7/13/01	5,200,000	5,214,372
Marblehead Gen. Oblig. BAN 4.75% 8/23/01	6,500,000	6,514,899
Marion Gen. Oblig. BAN 4.625% 9/28/01	2,500,000	2,504,780
Masconomet Reg'l. School District BAN 4.6% 6/14/01	3,000,000	3,003,576
Massachusetts Bay Trans. Auth. Participating VRDN Series PA 756R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,540,000	4,540,000
Massachusetts Bay Trans. Auth.:
Bonds:
Series A, 7% 3/1/11 (Pre-Refunded to 3/1/01 @ 102) (f)	5,255,000	5,370,641
Series B, 7.875% 3/1/21 (Pre-Refunded to 3/1/01 @ 102) (f)	1,245,000	1,274,264
Series D, 5% 3/1/01	3,335,000	3,336,980
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN Series Merlots 00 H, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 8,400,000	$ 8,400,000
3.95% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	19,900,000	19,899,997
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series 992101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	4,645,000	4,645,000
Massachusetts Dev. Fin. Agcy. Ind. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	1,600,000	1,600,000
(Monkiewicz Realty Trust Proj.) 4.75%, LOC Fleet Bank NA, VRDN (b)(e)	1,850,000	1,850,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Renaissance Charter School Proj.) Series 1999, 4.55%, LOC Fleet Bank NA, VRDN (b)	5,000,000	5,000,000
(Carleton-Willard Village Proj.) 4.45%, LOC Fleet Nat'l. Bank, VRDN (b)	4,400,000	4,400,000
(Dexter School Proj.) 4.45% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
(Draper Lab. Issue Proj.) Series 2000, 3.85% (MBIA Insured), VRDN (b)	9,800,000	9,800,000
(Edgewood Retirement Proj.) Series A, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	4,300,000	4,300,000
(Gordon College Proj.) Series 2000, 4.45%, LOC State Street Bank & Trust Co., VRDN (b)	1,750,000	1,750,000
(Wentworth Institute of Technology Proj.) Series 2000, 4.45% (AMBAC Insured), VRDN (b)	6,000,000	6,000,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,065,000	3,065,000
Massachusetts Fed. Hwy.:
Bonds Series PT 393, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	6,000,000	6,000,000
Participating VRDN Series MSDW 00 420X, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,000,000	2,000,000
Massachusetts Gen. Oblig.:
Bonds (Consolidated Ln. Prog.):
Series 2000 A, 4.75% 2/1/01	3,510,000	3,510,000
Series A, 6% 6/1/11 (Pre-Refunded to 6/1/01 @ 100) (f)	2,000,000	2,010,119
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series 002101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 5,145,000	$ 5,145,000
Series 002102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	2,500,000	2,500,000
Series 012102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	4,300,000	4,300,000
Series 012103, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000,000	7,000,000
Series 96C2101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	5,300,000	5,300,000
Series 96C2102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	3,745,000	3,745,000
Series MSDW 98 35, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,900,000	5,900,000
Series PA 680R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,685,000	6,685,000
Series PA 689R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,360,000	6,360,000
Series PA 716R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,600,000	4,600,000
Series PA 721, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,550,000	4,550,000
Series PA 724 R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,150,000	6,150,000
Series PA 800R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995,000	4,995,000
Series PT 392, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,820,000	11,820,000
Series ROC 00 4, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,000,000	9,000,000
Series ROC 2 99 11, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	1,500,000	1,500,000
(Central Artery Proj.) Series 2000 A, 4.25% (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (b)	4,000,000	4,000,000
BAN 5% 9/6/01	10,100,000	10,141,437
Series D:
3.3% 2/9/01, CP	3,500,000	3,500,000
4.35% 2/23/01, CP	8,900,000	8,900,000
4.4% 2/23/01, CP	4,600,000	4,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series E:
4.3% 2/22/01, CP	$ 10,000,000	$ 10,000,000
4.3% 2/23/01, CP	9,200,000	9,200,000
4.35% 2/20/01, CP	11,800,000	11,800,000
Series F, 3% 2/8/01, LOC Morgan Guaranty Trust Co., NY, CP	6,800,000	6,800,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 00 T, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	1,600,000	1,600,000
Series Merlots 00 WW, 4.4% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,800,000	4,800,000
Series Merlots 97 Y, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,435,000	4,435,000
Series PA 595R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,000,000	4,000,000
Series SG 27, 4.42% (Liquidity Facility Societe Generale) (b)(g)	3,935,000	3,935,000
(Boston Univ. Proj.) Series H, 3.9%, LOC State Street Bank & Trust Co., VRDN (b)	2,000,000	2,000,000
(Cap. Asset Prog.) Series D, 4.2% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	8,700,000	8,700,000
(CIL Realty of Massachusetts Proj.) Series 1999, 3.85%, LOC Dexia Cr. Local de France, VRDN (b)	1,650,000	1,650,000
(Home for Little Wanderers Proj.) Series B, 4.45%, LOC Fleet Bank NA, VRDN (b)	2,400,000	2,400,000
(Partners Health Care Sys. Proj.) Series P1, 3.8% (FSA Insured), VRDN (b)	3,100,000	3,100,000
(Wellesley College) Issue B, 3.8%, VRDN (b)	5,200,000	5,200,000
Massachusetts Hsg. Fin. Agcy. (Princeton Crossing Proj.) Series 1996, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	3,500,000	3,500,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series C, 4.9% 6/1/01	2,740,000	2,740,000
Participating VRDN:
Series CDC 98 B, 4.47% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	14,845,000	14,845,000
Series Merlots H, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,375,000	8,375,000
Series PA 370, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,815,000	3,815,000
Series PT 160, 4.47% (Liquidity Facility Commerzbank AG) (b)(e)(g)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.: - continued
Participating VRDN: - continued
Series PT 212, 4.47% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 3,645,000	$ 3,645,000
Series PT 33, 4.47% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,160,000	1,160,000
Series PT 42, 4.43% (Liquidity Facility Commerzbank AG) (b)(g)	1,420,000	1,420,000
Massachusetts Ind. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 3.9%, LOC Fleet Bank NA, VRDN (b)	1,900,000	1,900,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	1,200,000	1,200,000
(Abbott Box Co. Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,045,000	2,045,000
(Barbour Corp. Proj.) Series 1998, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,500,000	2,500,000
(BBB Esq. LLC Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	800,000	800,000
(Brady Enterprises Proj.) Series 1996, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,550,000	1,550,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,400,000	1,400,000
(Decas Cranberry Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,700,000	2,700,000
(Hazen Paper Co. Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	700,000	700,000
(Heat Fab, Inc. Proj.) Series 1996, 3.95%, LOC Fleet Bank NA, VRDN (b)(e)	1,535,000	1,535,000
(Parker-Hannifin Corp. Proj.) Series 1997, 4.65%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
(Riverdale Mills Corp. Proj.) Series 1995, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	1,700,000	1,700,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	1,900,000	1,900,000
(United Plastics Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,900,000	1,900,000
Massachusetts Ind. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 4.42% (Liquidity Facility Societe Generale) (b)(g)	3,755,000	3,755,000
Series SG 56, 4.42% (Liquidity Facility Societe Generale) (b)(g)	7,025,000	7,025,000
(Assumption College Proj.) Series 1998, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	2,750,000	2,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev.: - continued
(Fessenden School Proj.) Series 1997, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 3,000,000	$ 3,000,000
(Gordon College Proj.) Series 1997, 4.4%, LOC State Street Bank & Trust Co., VRDN (b)	7,900,000	7,900,000
(Governor Dummer Academy Proj.) Series 1996, 4.4%, LOC State Street Bank & Trust Co., VRDN (b)	3,000,000	3,000,000
(Groton School Proj.) Series 1998 B, 4.45% (Liquidity Facility Fleet Nat'l. Bank), VRDN (b)	8,000,000	8,000,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 4.35%, LOC Fleet Bank NA, VRDN (b)	2,170,000	2,170,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 4.45%, LOC ABN-AMRO Bank NV, VRDN (b)	3,000,000	3,000,000
Series 1994 B, 4.45%, LOC ABN-AMRO Bank NV, VRDN (b)	4,400,000	4,400,000
(Mount Ida College Proj.) Series 1997, 4.4%, LOC Dexia Credit Local de France, VRDN (b)	1,700,000	1,700,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 4.45%, LOC Fleet Nat'l. Bank, VRDN (b)	2,860,000	2,860,000
(Southern New England School of Law Proj.) 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	1,400,000	1,400,000
(Youville Place Proj.) Series 1996, 1.9% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	4,300,000	4,300,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 B:
3.1% tender 6/11/01, CP mode	4,500,000	4,500,000
4.45% tender 2/6/01, CP mode	2,500,000	2,500,000
Series 1992, 3.5% tender 4/5/01, CP mode	10,000,000	10,000,000
Series 1993 A, 3.75% tender 3/12/01, CP mode	15,400,000	15,400,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series B, 4.15% 3/29/01, LOC Fleet Nat'l. Bank, CP	5,165,000	5,165,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 4.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,500,000	2,500,000
Series PA 598, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,820,000	5,820,000
Series PA 599R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Series SGA 64, 4.06% (Liquidity Facility Societe Generale) (b)(e)(g)	3,405,000	3,405,000
Massachusetts Route 3 North Trans. Assoc. Participating VRDN Series 012101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series PT 135, 4.3%, tender 4/19/01 (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)(h)	$ 10,090,000	$ 10,090,000
Participating VRDN Series SG 124, 4.42% (Liquidity Facility Societe Generale) (b)(g)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 581R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	19,885,000	19,885,000
Series Putters 140, 4.43% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	9,405,000	9,405,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 4.66% (Liquidity Facility Bank of America NA) (b)(g)	5,886,000	5,886,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,070,000	5,070,000
Series SGA 87, 4.25% (Liquidity Facility Societe Generale) (b)(g)	5,100,000	5,100,000
Massachusetts Wtr. Resources Auth. Rev.:
Participating VRDN:
Series PA 639, 4.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Series PA 700, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,295,000	3,295,000
Series SG 63, 4.43% (Liquidity Facility Societe Generale) (b)(g)	1,000,000	1,000,000
Series 1997 B, 3.8% (AMBAC Insured), VRDN (b)	8,800,000	8,800,000
Series 1998 D, 3.8% (FGIC Insured), VRDN (b)	11,900,000	11,900,000
Series 1999, 4.15% 4/11/01, LOC State Street Bank & Trust Co., CP	11,700,000	11,700,000
Series 2000 C, 3.8% (FGIC Insured), VRDN (b)	14,300,000	14,300,000
Series B, 3.8% (FGIC Insured), VRDN (b)	5,200,000	5,200,000
3.3% 2/9/01, LOC Morgan Guaranty Trust Co., NY, CP	5,400,000	5,400,000
4.15% 2/20/01, LOC Morgan Guaranty Trust Co., NY, CP	3,600,000	3,600,000
4.15% 4/6/01, LOC Morgan Guaranty Trust Co., NY, CP	4,000,000	4,000,000
4.2% 4/6/01, LOC Morgan Guaranty Trust Co., NY, CP	17,600,000	17,600,000
Medford Gen. Oblig. BAN:
4.5% 3/16/01	4,800,000	4,801,736
4.6% 11/16/01	10,200,000	10,220,764
Melrose Gen. Oblig. BAN 5% 8/16/01	2,800,000	2,808,916
Montachusett Reg'l. Transit Auth. RAN 5% 6/22/01	2,600,000	2,603,545
North Middlesex Reg'l. School District BAN 4.75% 10/25/01	2,200,000	2,206,141
Norwell Gen. Oblig. BAN 4.5% 2/23/01	5,100,000	5,100,910
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Old Rochester Reg'l. School District BAN 4.75% 10/19/01	$ 2,200,000	$ 2,205,548
Peabody Gen. Oblig. BAN 4.75% 4/27/01	2,200,000	2,202,553
Route 3 North Trans. Improvements Asscociation Lease Rev. Participating VRDN 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,280,000	4,280,000
Salem Gen. Oblig. BAN 3.2% 1/18/02	6,300,000	6,325,930
Saugus Gen. Oblig. BAN 5.25% 5/25/01	2,335,000	2,338,239
Scituate Gen. Oblig. BAN 4.5% 3/8/01	5,000,000	5,001,515
South Hadley Gen. Oblig. BAN:
4.6% 11/1/01	2,000,000	2,003,725
4.7% 4/4/01	2,200,000	2,201,611
Southeastern Reg'l. Transit Auth. Rev. RAN 4.5% 9/14/01	1,500,000	1,501,502
Springfield Gen. Oblig. BAN:
3.5% 8/30/01 (BPA Fleet Nat'l. Bank)	5,400,000	5,415,273
4.875% 11/13/01 (BPA Fleet Bank NA)	4,400,000	4,415,598
Stoneham Gen. Oblig. BAN 4.75% 6/21/01	2,600,000	2,604,764
Taunton Gen. Oblig. BAN 5% 3/7/01	3,167,000	3,168,286
Tyngsborough Gen. Oblig. BAN 4.7% 11/9/01	2,000,000	2,005,311
Walpole Gen. Oblig. BAN 4.6% 11/15/01	4,700,000	4,709,905
Watertown Gen. Oblig. BAN 4.6% 11/15/01	5,240,000	5,251,444
Westfield Gen. Oblig. BAN 4.5% 2/1/01	3,250,000	3,250,000
Weston Gen. Oblig. BAN 4.5% 2/16/01	5,130,000	5,130,576
Weymouth Massachusetts Gen. Oblig. BAN 4.65% 9/19/01	2,000,000	2,004,587
Worcester Reg'l. Trans. Auth. RAN 5.25% 6/15/01	3,280,000	3,285,397
		836,385,691
	Shares
Other - 4.5%
Fidelity Municipal Cash Central Fund, 4.68% (c)(d)	39,938,394	39,938,394
TOTAL INVESTMENT PORTFOLIO - 99.1%	876,324,085
NET OTHER ASSETS - 0.9%	7,550,467
NET ASSETS - 100%	$ 883,874,552
Total Cost for Income Tax Purposes $ 876,324,085
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Fed. Hwy. Bonds Series PT 393, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/3/00	$ 6,000,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series PT 135, 4.3%, tender 4/19/01 (Liquidity Facility Banco Santander Central Hispano SA)	11/2/00	$ 10,090,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,090,000 or 1.8% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 14.05% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 876,324,085
Cash		10,300,266
Receivable for fund shares sold		561,016
Interest receivable		8,560,510
Other receivables		31,677
Total assets		895,777,554
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,043,087
Payable for fund shares redeemed	7,293,848
Distributions payable	186,718
Accrued management fee	377,525
Other payables and accrued expenses	1,824
Total liabilities		11,903,002
Net Assets		$ 883,874,552
Net Assets consist of:
Paid in capital		$ 883,874,552
Net Assets, for 883,860,278 shares outstanding		$ 883,874,552
Net Asset Value, offering price and redemption price per share ($883,874,552 ÷ 883,860,278 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 34,623,410
Expenses
Management fee	$ 4,276,551
Non-interested trustees' compensation	2,974
Total expenses before reductions	4,279,525
Expense reductions	(60,115)	4,219,410
Net investment income		30,404,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,046
Increase (decrease) in net unrealized gain from accretion of discount		(1,754)
Net gain (loss)		15,292
Net increase (decrease) in net assets resulting from operations		$ 30,419,292

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 30,404,000	$ 23,368,735
Net realized gain (loss)	17,046	32,639
Increase (decrease) in net unrealized gain from accretion of discount	(1,754)	1,754
Net increase (decrease) in net assets resulting from operations	30,419,292	23,403,128
Distributions to shareholders from net investment income	(30,404,000)	(23,368,735)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	876,539,445	808,657,581
Reinvestment of distributions from net investment income	27,945,929	20,918,842
Cost of shares redeemed	(851,708,714)	(903,758,060)
Net increase (decrease) in net assets and shares resulting from share transactions	52,776,660	(74,181,637)
Total increase (decrease) in net assets	52,791,952	(74,147,244)
Net Assets
Beginning of period	831,082,600	905,229,844
End of period	$ 883,874,552	$ 831,082,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.036	.028	.030	.031	.030
Less Distributions
From net investment income	(.036)	(.028)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.61%	2.83%	3.00%	3.19%	3.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 883,875	$ 831,083	$ 905,230	$ 744,860	$ 671,462
Ratio of expenses to average net assets	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.49% C	.50%	.49% C	.50%	.50%
Ratio of net investment income to average net assets	3.55%	2.79%	2.95%	3.15%	2.96%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity ® Massachusetts Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	3.58%	16.21%	32.30%
Massachusetts Tax-Free Retail Money Market Funds Average	3.41%	15.73%	31.26%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended January 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity MA Municipal Money Market	3.58%	3.05%	2.84%
Massachusetts Tax-Free Retail Money Market Funds Average	3.41%	2.96%	2.75%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Performance - continued

Yields

	1/29/01	10/30/00	7/31/00	5/1/00	1/31/00

Fidelity Massachusetts Municipal Money Market Fund	3.48%	3.73%	3.61%	3.92%	2.77%

Massachusetts Tax-Free Retail Money Market Funds Average	3.31%	3.59%	3.47%	3.49%	2.61%

Fidelity Massachusetts Municipal Money Market Fund - Tax-equivalent	5.73%	6.17%	5.97%	6.49%	4.59%

Portion of fund's income subject to state taxes	14.69%	15.94%	12.03%	12.36%	8.45%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year . You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2001 federal and state income tax rate of 39.58%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. Government neither insures nor guarantees a money market fund, and there is no assurance that a money market fund will maintain a $1 share price.

3

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended January 31, 2001?

A. The markets experienced a dramatic transition. During the first half of the fund's fiscal year, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. To subdue inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in order to slow growth to more sustainable levels. From mid 1999 through May 2000, the Fed steadily hiked the fed funds target rate - the rate banks charge each other for overnight loans - bringing it from 4.75% to 6.50%. Then, the tides turned. Starting mid-2000, data emerged showing that the Fed's moves were indeed slowing economic growth. At the same time, inflation generally remained under control in spite of rising energy prices.

Q. How did the market react to this shift in economic trends?

A. When the Fed chose to keep rates unchanged at each of its successive meetings in the summer of 2000, market participants began to believe that the Fed would not only remain on hold through the end of 2000, but that it might even implement a rate cut move. That view was backed by a significant slowdown in economic growth in the third quarter accompanied by a decline in industrial production. Corporate spending diminished within a climate of a struggling stock market and high energy prices. In order to reduce the possibility of a recession, the Fed implemented an immediate half-percentage point cut in the fed funds rate just after the turn of the year 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow with another half-percentage point cut at its meeting in late January.

Q. What was your strategy with the fund?

A. During the first half of the fund's fiscal year, interest rates were on the rise. Fund purchases were focused on short-term money market securities, a strategy that enabled us to capture increasing yields as they emerged. During the second half of the year, more municipalities came to market with new issuance of longer-term paper with maturities of six or 12 months. Ordinarily, added supply helps create a number of new opportunities, because sellers are forced to increase yields - and drop prices - to attract buyers. Further, assets typically leave money market funds at the end of the year as funds are withdrawn by individuals and institutions for tax payments or other reasons, a factor that usually leads to a rise in money market yields. This year, however, money market interest rates declined in December and through January. The reason? Many investors exited the falling stock market and parked their assets temporarily in short-term investments. This downward trend particularly influenced yields on very short-term variable-rate demand notes (VRDNs), whose yields are reset at regular intervals, usually daily or weekly. For my part, I sought to take advantage of attractively priced longer-term securities in order to lock in higher long-term rates as yields declined. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Massachusetts obligations were so low that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Massachusetts tax. Although more of shareholders' income will be taxable than if I had purchased exclusively Massachusetts obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account. The fund may also invest out of state if there is a limited supply of Massachusetts obligations.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2001, was 3.78%, compared to 2.77% 12 months ago. The more recent seven-day yield was the equivalent of a 6.24% taxable rate of return for Massachusetts investors in the 39.58% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2001, the fund's 12-month total return was 3.58%, compared to 3.41% for the Massachusetts tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The Fed acted very aggressively in January to avoid the possibility of a "hard landing" - when economic growth slows abruptly and the economy plunges into recession. Market prices currently reflect a continued aggressive Fed rate-cutting posture through the rest of the year. The question remains as to whether or not the Fed will be able to revive the economy through these actions. As always, the answers will steadily emerge in the form of the latest economic data. I expect my approach to be a cautious one, given the uncertainty of cash flows between the money markets and equities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal income tax and Massachusetts personal income tax, as is consistent with preservation of capital

Fund number: 074

Trading symbol: FDMXX

Start date: November 11, 1983

Size: as of January 31, 2001, more than $2.9 billion

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

|

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/01	% of fund's investments 7/31/00	% of fund's investments 1/31/00
0 - 30	76.2	74.3	70.6
31 - 90	6.7	11.5	11.5
91 - 180	6.2	4.8	6.0
181 - 397	10.9	9.4	11.9
Weighted Average Maturity
	1/31/01	7/31/00	1/31/00
Fidelity Massachusetts Municipal Money Market Fund	48 Days	41 Days	50 Days
Massachusetts Tax-Free Money Market Funds Average *	47 Days	41 Days	50 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2001	As of July 31, 2000
Variable Rate Demand Notes (VRDNs) 51.7%	Variable Rate Demand Notes (VRDNs) 58.2%
Commercial Paper (including CP Mode) 13.1%	Commercial Paper (including CP Mode) 8.4%
Tender Bonds 1.8%	Tender Bonds 0.0%
Municipal Notes 18.1%	Municipal Notes 18.7%
Municipal Money Market Funds 11.5%	Municipal Money Market Funds 10.9%
Other Investments 1.8%	Other Investments 2.9%
Net Other Assets 2.0%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

|

Investments January 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
Massachusetts - 86.5%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series 2000 14, 4.03% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	$ 19,900,000	$ 19,900,000
Acton & Boxborough Reg'l. School District BAN 4.5% 12/14/01	14,300,000	14,325,999
Beverly Gen. Oblig. BAN 4.75% 9/12/01	6,000,000	6,015,076
Billerica Gen. Oblig. BAN 5% 7/13/01	8,900,000	8,923,845
Boston Gen. Oblig. Bonds Series A, 5% 2/1/01	7,040,000	7,040,000
Boston Ind. Dev. Rev. (New Boston Seafood Ctr. Proj.) Series 1997, 4.55%, LOC Fleet Bank NA, VRDN (b)(e)	3,430,000	3,430,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MSDW 00 434, 4.53% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,430,000	3,430,000
Series SG 75, 4.42% (Liquidity Facility Societe Generale) (b)(g)	8,380,000	8,380,000
Bourne Gen. Oblig. BAN 4.65% 6/26/01	13,600,000	13,621,473
Brockton Area Transit Auth. BAN 5% 8/3/01	5,300,000	5,309,139
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 4.1%, LOC Fannie Mae, VRDN (b)(e)	3,695,000	3,695,000
Chelmsford Gen. Oblig. BAN 5% 3/1/01	6,100,000	6,101,812
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,675,000	5,675,000
East Longmeadow Gen. Oblig. BAN:
4.5% 2/1/01	5,000,000	5,000,000
4.5% 2/1/01	8,100,000	8,100,000
Foxborough Gen. Oblig. BAN:
4.6% 6/20/01	11,200,000	11,213,344
4.7% 6/20/01	7,400,000	7,411,196
4.75% 10/3/01	5,245,000	5,258,744
Gloucester Gen. Oblig. BAN 5% 8/3/01	4,211,000	4,223,330
Grafton Gen. Oblig. BAN 4.75% 10/23/01	7,000,000	7,018,429
Groton-Dunstable Reg'l. School District BAN 5% 7/27/01	5,050,000	5,061,396
Harvard Univ. Participating VRDN Series 962101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	17,000,000	17,000,000
Hingham Gen. Oblig. BAN 4.6% 9/26/01	9,970,000	9,988,694
Holliston Gen. Oblig. BAN 4.6% 12/13/01	5,000,000	5,015,707
Lancaster Gen. Oblig. BAN 4.75% 8/30/01	7,100,000	7,116,882
Lexington Gen. Oblig. BAN 4.5% 2/15/01	15,900,000	15,902,451
Littleton Gen. Oblig. BAN 5% 5/4/01	10,300,000	10,314,396
Lowell Gen. Oblig. BAN 4.5% 12/20/01	6,800,000	6,817,217
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Ludlow Gen. Oblig. BAN:
4.5% 2/14/01	$ 7,200,000	$ 7,200,859
5% 7/13/01	14,750,000	14,790,766
Marblehead Gen. Oblig. BAN 4.75% 8/23/01	18,500,000	18,542,404
Marion Gen. Oblig. BAN:
4.625% 9/28/01	7,400,000	7,414,149
4.8% 7/20/01	5,200,000	5,208,522
Marshfield Gen. Oblig. BAN 5% 9/7/01	1,160,000	1,163,981
Masconomet Reg'l. School District BAN 4.6% 6/14/01	9,000,000	9,010,728
Massachusetts Bay Trans. Auth. Participating VRDN Series PA 756R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	13,100,000	13,100,000
Massachusetts Bay Trans. Auth.:
Bonds Series B:
7.8% 3/1/10 (Pre-Refunded to 3/1/01 @ 102) (f)	5,300,000	5,419,851
7.875% 3/1/21 (Pre-Refunded to 3/1/01 @ 102) (f)	15,500,000	15,851,191
Participating VRDN:
Series Merlots 00 H, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	21,030,000	21,030,000
Series MSDW 00 431, 4.51% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	1,895,000	1,895,000
Series MSDW 98 107, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,565,000	5,565,000
Series PA 675, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,835,000	4,835,000
Series 1999, 3.85%, VRDN (b)	21,620,000	21,620,000
3.95% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	49,200,000	49,200,000
Massachusetts Bay Transit Auth. Rev. Participating VRDN Series 992101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	12,600,000	12,600,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN Series Merlots 00 B11, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,285,000	5,285,000
Massachusetts Dev. Fin. Agcy. Ind. Dev. Rev.:
(Bartley RF Sys. Proj.) Series 1999, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,040,000	5,040,000
(Charm Sciences, Inc. Proj.) Series 1999 A, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	3,100,000	3,100,000
(Monkiewicz Realty Trust Proj.) 4.75%, LOC Fleet Bank NA, VRDN (b)(e)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 4.6%, LOC PNC Bank NA, VRDN (b)	$ 7,705,000	$ 7,705,000
(Boston Renaissance Charter School Proj.) Series 1999, 4.55%, LOC Fleet Bank NA, VRDN (b)	10,275,000	10,275,000
(Brooks School Issue Proj.) Series 1999 A, 4.5% (MBIA Insured), VRDN (b)	3,800,000	3,800,000
(Carleton-Willard Village Proj.) 4.45%, LOC Fleet Nat'l. Bank, VRDN (b)	12,600,000	12,600,000
(Draper Lab. Issue Proj.) Series 2000, 3.85% (MBIA Insured), VRDN (b)	33,000,000	33,000,000
(Edgewood Retirement Proj.) Series A, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	12,580,000	12,580,000
(Gordon College Proj.) Series 2000, 4.45%, LOC State Street Bank & Trust Co., VRDN (b)	5,000,000	5,000,000
(Shady Hills School Proj.) Series 1998 A, 4.5%, LOC State Street Bank & Trust Co., VRDN (b)	3,000,000	3,000,000
(Wentworth Institute of Technology Proj.) Series 2000, 4.45% (AMBAC Insured), VRDN (b)	15,500,000	15,500,000
(Worcester YMCA Proj.) Series 20001, 4.5%, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series PA 701, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,700,000	8,700,000
Massachusetts Fed. Hwy.:
Bonds Series PT 393, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	16,865,000	16,865,000
Participating VRDN:
Series MSDW 00 420X, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,790,000	5,790,000
Series PA 798, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,500,000	2,500,000
Massachusetts Gen. Oblig.:
Bonds:
(Consolidated Ln. Prog.):
Series 2000 A, 4.75% 2/1/01	10,000,000	10,000,000
Series A, 6% 6/1/11 (Pre-Refunded to 6/1/01 @ 100) (f)	5,875,000	5,904,725
Series PT 391, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	12,130,000	12,130,000
7% 7/1/07 (Pre-Refunded to 7/1/01 @ 102) (f)	3,945,000	4,085,570
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series 002101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 14,600,000	$ 14,600,000
Series 002102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	7,400,000	7,400,000
Series 012102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	14,835,000	14,835,000
Series 012103, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	23,000,000	23,000,000
Series 96C2101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	8,955,000	8,955,000
Series 96C2102, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	11,500,000	11,500,000
Series MSDW 00 241, 4.45% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,462,500	5,462,500
Series MSDW 98 35, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,865,000	14,865,000
Series PA 363, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,920,000	4,920,000
Series PA 647, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,840,000	4,840,000
Series PA 680R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	18,300,000	18,300,000
Series PA 689R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	17,500,000	17,500,000
Series PA 716R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	14,800,000	14,800,000
Series PA 721, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,600,000	10,600,000
Series PA 724 R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	18,100,000	18,100,000
Series ROC 00 4, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	15,750,000	15,750,000
Series ROC 2 99 11, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	3,500,000	3,500,000
Series SG 126, 4.42% (Liquidity Facility Societe Generale) (b)(g)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 4.25% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	4,700,000	4,700,000
BAN 5% 9/6/01	42,725,000	42,943,673
Series 1998 A, 4.4%, VRDN (b)	33,600,000	33,600,000
Series 1998 B, 4.4%, VRDN (b)	39,960,000	39,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
3% 2/9/01, CP	$ 14,400,000	$ 14,400,000
3.3% 2/9/01, CP	4,500,000	4,500,000
4.35% 2/23/01, CP	30,500,000	30,500,000
4.4% 2/23/01, CP	14,000,000	14,000,000
Series E:
3.3% 2/9/01, CP	25,000,000	25,000,000
4.3% 2/22/01, CP	30,000,000	30,000,000
4.3% 2/23/01, CP	2,500,000	2,500,000
4.3% 2/23/01, CP	25,300,000	25,300,000
4.35% 2/20/01, CP	33,200,000	33,200,000
Series F, 3% 2/8/01, LOC Morgan Guaranty Trust Co., NY, CP	23,200,000	23,200,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series FRRI A12, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	9,980,000	9,980,000
Series Merlots 00 T, 4.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,995,000	3,995,000
Series Merlots 00 WW, 4.4% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	13,680,000	13,680,000
Series Merlots 97 Y, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,500,000	6,500,000
Series PA 595R, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,245,000	4,245,000
Series SG 27, 4.42% (Liquidity Facility Societe Generale) (b)(g)	7,500,000	7,500,000
(Boston Univ. Proj.) Series H, 3.9%, LOC State Street Bank & Trust Co., VRDN (b)	16,500,000	16,500,000
(Cap. Asset Prog.):
Series D, 4.2% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	21,200,000	21,200,000
Series E, 4.15%, LOC Bank One NA, Chicago, VRDN (b)	19,185,000	19,185,000
(Harvard Univ. Proj.) Series Y, 4.2%, VRDN (b)	10,000,000	10,000,000
(Home for Little Wanderers Proj.) Series B, 4.45%, LOC Fleet Bank NA, VRDN (b)	5,100,000	5,100,000
(Partners Health Care Sys. Proj.) Series P2, 3.85% (FSA Insured), VRDN (b)	26,550,000	26,550,000
Massachusetts Hsg. Fin. Agcy.:
Participating VRDN:
Series PA 132, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,050,000	4,050,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Hsg. Fin. Agcy.: - continued
Participating VRDN: - continued
Series PT 271, 4.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	$ 5,670,000	$ 5,670,000
(Hbr. Point Apt. Proj.) Series 1995 A, 3.9% (Govt. Nat'l. Mortgage Assoc. Guaranteed) (BPA HSBC Bank USA), VRDN (b)	42,950,000	42,950,000
(Princeton Crossing Proj.) Series 1996, 3.9%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	10,100,000	10,100,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series C, 4.9% 6/1/01	7,700,000	7,700,000
Participating VRDN:
Series CDC 98 B, 4.47% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	33,740,000	33,740,000
Series FRRI A13, 4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	8,500,000	8,500,000
Series Merlots H, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	19,000,000	19,000,000
Series PA 370, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,600,000	3,600,000
Series PA 83, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,106,000	5,106,000
Series PT 160, 4.47% (Liquidity Facility Commerzbank AG) (b)(e)(g)	10,255,000	10,255,000
Series PT 212, 4.47% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	7,420,000	7,420,000
Series PT 33, 4.47% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	4,095,000	4,095,000
Series PT 42, 4.43% (Liquidity Facility Commerzbank AG) (b)(g)	1,800,000	1,800,000
Massachusetts Ind. Fin. Agcy. Health Care Facilities Auth. (Jewish Geriatric Svs. Proj.) 3.9%, LOC Fleet Bank NA, VRDN (b)	5,000,000	5,000,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	2,000,000	2,000,000
(Abbott Box Co. Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,200,000	3,200,000
(Barbour Corp. Proj.) Series 1998, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,725,000	3,725,000
(BBB Esq. LLC Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	4,570,000	4,570,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
(Brady Enterprises Proj.) Series 1996, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
(Canton/Cedar Realty LLC Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,800,000	1,800,000
(Decas Cranberry Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,675,000	3,675,000
(Hazen Paper Co. Proj.) Series 1996, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	2,100,000	2,100,000
(Heat Fab, Inc. Proj.) Series 1996, 3.95%, LOC Fleet Bank NA, VRDN (b)(e)	2,200,000	2,200,000
(Interpolymer Corp. Proj.) Series 1992, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	2,600,000	2,600,000
(Longview Fibre Co. Proj.) Series 1987, 4.25%, LOC ABN-AMRO Bank NV, VRDN (b)	2,070,000	2,070,000
(Parker-Hannifin Corp. Proj.) Series 1997, 4.65%, LOC Wachovia Bank NA, VRDN (b)(e)	2,700,000	2,700,000
(Riverdale Mills Corp. Proj.) Series 1995, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	2,900,000	2,900,000
(Sencorp Systems, Inc. Proj.) Series 1998 A, 4.65%, LOC Fleet Bank NA, VRDN (b)(e)	3,700,000	3,700,000
(United Med. Corp. Proj.) Series 1992, 3.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,500,000	2,500,000
(United Plastics Proj.) Series 1997, 4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,065,000	2,065,000
Massachusetts Ind. Fin. Agcy. Rev.:
Participating VRDN:
Series SG 108, 4.42% (Liquidity Facility Societe Generale) (b)(g)	6,000,000	6,000,000
Series SG 56, 4.42% (Liquidity Facility Societe Generale) (b)(g)	11,100,000	11,100,000
(Assumption College Proj.) Series 1998, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	4,000,000	4,000,000
(Buckingham Browne Nichols School Proj.) Series 1997, 4.4%, LOC State Street Bank & Trust Co., VRDN (b)	11,300,000	11,300,000
(Fessenden School Proj.) Series 1997, 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	4,120,000	4,120,000
(Goddard House Proj.) 4.3%, LOC Fleet Bank NA, VRDN (b)	7,910,000	7,910,000
(Groton School Proj.) Series 1998 B, 4.45% (Liquidity Facility Fleet Nat'l. Bank), VRDN (b)	12,000,000	12,000,000
(Heritage at Darmouth Proj.) Series 1996, 4.4%, LOC Fleet Bank NA, VRDN (b)(e)	1,815,000	1,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Ind. Fin. Agcy. Rev.: - continued
(Heritage at Hingham Proj.) Series 1997, 4.4%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 6,265,000	$ 6,265,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 4.35%, LOC Fleet Bank NA, VRDN (b)	3,800,000	3,800,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 4.45%, LOC ABN-AMRO Bank NV, VRDN (b)	5,400,000	5,400,000
Series 1994 B, 4.45%, LOC ABN-AMRO Bank NV, VRDN (b)	6,400,000	6,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 4.45%, LOC Fleet Nat'l. Bank, VRDN (b)	3,725,000	3,725,000
(Southern New England School of Law Proj.) 3.9%, LOC Fleet Nat'l. Bank, VRDN (b)	1,650,000	1,650,000
(Youville Place Proj.) Series 1996, 1.9% (AMBAC Insured) (BPA Fleet Nat'l. Bank), VRDN (b)	5,100,000	5,100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992 B, 3.1% tender 6/11/01, CP mode	15,500,000	15,500,000
Series 1993 A:
3.3% tender 4/4/01, CP mode	5,000,000	5,000,000
3.75% tender 3/12/01, CP mode	17,600,000	17,600,000
Series 1993 B:
3.4% tender 4/4/01, CP mode	5,000,000	5,000,000
3.75% tender 3/12/01, CP mode	3,800,000	3,800,000
4.25% tender 2/13/01, CP mode	2,000,000	2,000,000
4.3% tender 2/13/01, CP mode	8,400,000	8,400,000
4.35% tender 2/6/01, CP mode	7,550,000	7,550,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series 1994 C, 3.8% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	24,810,000	24,810,000
Series B:
4.15% 3/29/01, LOC Fleet Nat'l. Bank, CP	13,600,000	13,600,000
4.3% 3/7/01, LOC Fleet Nat'l. Bank, CP	5,000,000	5,000,000
Massachusetts Port Auth. Rev. Participating VRDN:
Series Merlots 00 Q, 4.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,545,000	6,545,000
Series PA 592, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,850,000	4,850,000
Series PA 600R, 4.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,850,000	4,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev. Participating VRDN: - continued
Series PT 1206, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 16,220,000	$ 16,220,000
Series SGA 64, 4.06% (Liquidity Facility Societe Generale) (b)(e)(g)	5,300,000	5,300,000
Massachusetts Route 3 North Trans. Assoc. Participating VRDN Series 012101, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	7,600,000	7,600,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev.:
Bonds Series PT 135, 4.3%, tender 4/19/01 (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)(h)	22,980,000	22,980,000
Participating VRDN Series SG 124, 4.42% (Liquidity Facility Societe Generale) (b)(g)	23,400,000	23,400,000
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN:
Series BA 97 N, 4.66% (Liquidity Facility Bank of America NA) (b)(g)	8,931,000	8,931,000
Series CDC 00 C, 4.42% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	27,135,000	27,135,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 4.1% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	11,800,000	11,800,000
Series MSDW 98 182, 4.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,745,000	2,745,000
Series SGA 87, 4.25% (Liquidity Facility Societe Generale) (b)(g)	20,875,000	20,875,000
Massachusetts Wtr. Resource Auth. Participating VRDN Series 002103, 4.43% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600,000	5,600,000
Massachusetts Wtr. Resources Auth. Rev.:
Participating VRDN:
Series PA 637, 4.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,850,000	4,850,000
Series PA 700, 4.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,300,000	9,300,000
Series SG 17, 4.42% (Liquidity Facility Societe Generale) (b)(g)	8,440,000	8,440,000
Series SG 63, 4.43% (Liquidity Facility Societe Generale) (b)(g)	1,000,000	1,000,000
Series 1997 B, 3.8% (AMBAC Insured), VRDN (b)	49,000,000	49,000,000
Series 1998 D, 3.8% (FGIC Insured), VRDN (b)	107,950,000	107,949,998
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Rev.: - continued
Series 1999 A, 3.7% (Liquidity Facility Bank of Nova Scotia) (Liquidity Facility Commerzbank AG), VRDN (b)	$ 4,000,000	$ 4,000,000
Series 1999, 4.15% 4/11/01, LOC State Street Bank & Trust Co., CP	27,800,000	27,800,000
Series 2000 C, 3.8% (FGIC Insured), VRDN (b)	89,300,000	89,300,000
Series A, 3.8% (AMBAC Insured), VRDN (b)	8,800,000	8,800,000
Series B, 3.8% (FGIC Insured), VRDN (b)	6,400,000	6,400,000
2.1% 2/9/01, LOC Morgan Guaranty Trust Co., NY, CP	2,000,000	2,000,000
4.15% 2/20/01, LOC Morgan Guaranty Trust Co., NY, CP	10,165,000	10,165,000
4.15% 3/7/01, LOC Morgan Guaranty Trust Co., NY, CP	11,600,000	11,600,000
4.15% 4/6/01, LOC Morgan Guaranty Trust Co., NY, CP	22,300,000	22,300,000
4.15% 4/6/01, LOC Morgan Guaranty Trust Co., NY, CP	2,600,000	2,600,000
4.2% 3/7/01, LOC Morgan Guaranty Trust Co., NY, CP	1,000,000	1,000,000
4.2% 4/6/01, LOC Morgan Guaranty Trust Co., NY, CP	23,700,000	23,700,000
Maynard Gen. Oblig. BAN 4.75% 3/2/01	9,100,000	9,103,603
Medford Gen. Oblig. BAN:
4.5% 3/16/01	12,500,000	12,504,521
4.6% 11/16/01	30,600,000	30,662,293
Melrose Gen. Oblig. BAN 5% 8/16/01	8,400,000	8,426,748
Montachusett Reg'l. Transit Auth. RAN 5% 6/22/01	7,300,000	7,309,954
North Middlesex Reg'l. School District BAN 4.75% 10/25/01	6,120,000	6,137,082
Norwell Gen. Oblig. BAN 4.5% 2/23/01	12,400,000	12,402,212
Old Rochester Reg'l. School District BAN 4.75% 10/19/01	6,100,000	6,115,382
Peabody Gen. Oblig. BAN 4.75% 4/27/01	7,300,000	7,308,472
Reading Gen. Oblig. BAN 4% 1/11/02	14,542,000	14,582,842
Route 3 North Trans. Improvements Asscociation Lease Rev. Participating VRDN Series ROC II R26, 4.43% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,285,000	11,285,000
Salem Gen. Oblig. BAN 3.2% 1/18/02	21,700,000	21,789,314
Saugus Gen. Oblig. BAN 5.25% 5/25/01	6,800,000	6,809,431
South Hadley Gen. Oblig. BAN:
4.6% 11/1/01	6,000,000	6,011,174
4.7% 4/4/01	5,800,000	5,804,246
Southeastern Reg'l. Transit Auth. Rev. RAN 4.5% 9/14/01	4,500,000	4,504,506
Springfield Gen. Oblig. BAN:
3.5% 8/30/01 (BPA Fleet Nat'l. Bank)	18,210,000	18,261,515
4.875% 11/13/01 (BPA Fleet Bank NA)	13,100,000	13,146,439
5% 6/22/01 (BPA Fleet Bank NA)	3,350,000	3,356,190
Stoneham Gen. Oblig. BAN:
4.6% 11/16/01	13,000,000	13,028,516
4.75% 6/21/01	7,400,000	7,413,559
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Taunton Gen. Oblig. BAN 5% 3/7/01	$ 9,000,000	$ 9,003,655
Tyngsborough Gen. Oblig. BAN 4.7% 11/9/01	5,794,000	5,809,387
Walpole Gen. Oblig. BAN 4.6% 11/15/01	14,300,000	14,330,136
Westfield Gen. Oblig. BAN:
4% 10/19/01 (a)	5,000,000	5,024,500
4.75% 2/1/01	2,250,000	2,250,000
Weston Gen. Oblig. BAN 4.5% 2/16/01	14,500,000	14,501,628
Weymouth Massachusetts BAN 4.65% 9/19/01	5,300,000	5,312,156
Worcester Reg'l. Trans. Auth. RAN 5.25% 6/15/01	9,200,000	9,215,139
		2,581,299,647
	Shares
Other - 11.5%
Fidelity Municipal Cash Central Fund, 4.68% (c)(d)	343,651,513	343,651,513
TOTAL INVESTMENT PORTFOLIO - 98.0%	2,924,951,160
NET OTHER ASSETS - 2.0%	60,149,471
NET ASSETS - 100%	$ 2,985,100,631
Total Cost for Income Tax Purposes $ 2,924,951,160
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Fed. Hwy. Bonds Series PT 393, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/3/00	$ 16,865,000
Massachusetts Gen. Oblig. Bonds Series PT 391, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/30/00	$ 12,130,000
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Bonds Series PT 135, 4.3%, tender 4/19/01 (Liquidity Facility Banco Santander Central Hispano SA)	11/2/00	$ 22,980,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,975,000 or 1.7% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2001, 100% of the fund's income dividends was free from federal income tax, and 15.11% of the fund's income dividends wassubject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 2,924,951,160
Cash		4,063,066
Receivable for fund shares sold		36,599,390
Interest receivable		26,086,450
Other receivables		60,765
Prepaid expenses		75,304
Total assets		2,991,836,135
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,024,500
Payable for fund shares redeemed	191,067
Distributions payable	34,727
Accrued management fee	953,134
Other payables and accrued expenses	532,076
Total liabilities		6,735,504
Net Assets		$ 2,985,100,631
Net Assets consist of:
Paid in capital		$ 2,985,100,631
Net Assets, for 2,984,962,626 shares outstanding		$ 2,985,100,631
Net Asset Value, offering price and redemption price per share ($2,985,100,631 ÷ 2,984,962,626 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2001
Investment Income Interest		$ 100,656,297
Expenses
Management fee	$ 9,355,892
Transfer agent fees	3,015,531
Accounting fees and expenses	249,738
Non-interested trustees' compensation	8,482
Custodian fees and expenses	41,679
Registration fees	268,682
Audit	24,018
Legal	22,621
Miscellaneous	101,731
Total expenses before reductions	13,088,374
Expense reductions	(112,818)	12,975,556
Net investment income		87,680,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		58,954
Increase (decrease) in net unrealized gain from accretion of discount		(3,629)
Net gain (loss)		55,325
Net increase (decrease) in net assets resulting from operations		$ 87,736,066
Other information
Expense reductions: Custodian credits		$ 11,671
Transfer agent credits		101,147
		$ 112,818

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2001	Year ended January 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 87,680,741	$ 48,442,922
Net realized gain (loss)	58,954	29,378
Increase (decrease) in net unrealized gain from accretion of discount	(3,629)	3,629
Net increase (decrease) in net assets resulting from operations	87,736,066	48,475,929
Distributions to shareholders from net investment income	(87,680,741)	(48,442,922)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,651,570,876	6,321,644,955
Reinvestment of distributions from net investment income	86,186,506	46,994,809
Cost of shares redeemed	(7,836,988,459)	(5,869,535,929)
Net increase (decrease) in net assets and shares resulting from share transactions	900,768,923	499,103,835
Total increase (decrease) in net assets	900,824,248	499,136,842
Net Assets
Beginning of period	2,084,276,383	1,585,139,541
End of period	$ 2,985,100,631	$ 2,084,276,383

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.035	.027	.029	.031	.029
Less Distributions
From net investment income	(.035)	(.027)	(.029)	(.031)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.58%	2.77%	2.90%	3.10%	2.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,985,101	$ 2,084,276	$ 1,585,140	$ 1,199,547	$ 967,689
Ratio of expenses to average net assets	.53%	.55%	.56%	.57%	.59%
Ratio of expenses to average net assets after expense reductions	.52% B	.55%	.56%	.57%	.59%
Ratio of net investment income to average net assets	3.52%	2.75%	2.86%	3.07%	2.86%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2001

1. Significant Accounting Policies.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the income fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, will be accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective February 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

When-Issued Securities. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

When-Issued Securities - continued

Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $643,537,580 and $330,813,018, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,444,429 and $3,506,384, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the investment adviser for the income fund and Fidelity Massachusetts Municipal Money Market Fund, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For Spartan Massachusetts Municipal Money Market Fund, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,573 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Massachusetts Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc.

(FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .07% and .12% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market funds may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity Massachusetts Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through arrangements with Spartan Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $60,115 under these arrangements.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Massachusetts Municipal Trust and Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the "Funds"), including the portfolios of investments, as of January 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2001 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 8, 2001

Annual Report

Managing Your Investments

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By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President -
Money Market Funds

David L. Murphy, Vice President -
Income Fund

Dwight D. Churchill, Vice President

Norm U. Lind, Vice President -
Money Market Funds

Christine J. Thompson, Vice President -
Income Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-ANN-0301 127689
1.700542.103